Income Taxes - Additional Information (Details) ¥ in Thousands, $ in Thousands		6 Months Ended			12 Months Ended
	Jan. 01, 2008	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Effective income tax reconciliation statutory tax rate	25.00%
Income tax expense benefit		¥ (2,395)	$ (330)	¥ 6,683
Effective income tax rate from continuing operations		(30.00%)	(30.00%)	34.00%			34.00%
Effective income tax reconciliation CIT rate					20.00%	25.00%	20.00%
Hainan quhuo and haikou chengtu
Income Taxes
Effective income tax rate reconciliation reduction		15.00%	15.00%
Beijing quhuo
Income Taxes
Effective income tax rate reconciliation reduction		15.00%	15.00%
First one million yuan
Income Taxes
Effective income tax reconciliation statutory tax rate							75.00%
Effective income tax reconciliation tax exempt income					12.50%
One million to three million yuan
Income Taxes
Effective income tax reconciliation tax exempt income					50.00%		50.00%
Hong Kong
Income Taxes
Effective income tax reconciliation statutory tax rate		16.50%	16.50%
Withholding tax rate		0.00%	0.00%